Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
C000024797
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 14,978	$ 12,737	$ 12,293	$ 13,813	$ 12,547	$ 11,334	$ 10,314	$ 10,684	$ 9,149	$ 9,206	$ 9,450
C000024799
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Account Value	$ 14,912	12,680	12,239	13,854	12,687	11,547	10,588	11,052	9,534	9,673	10,000
C000077842
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 16,311	13,833	13,314	14,912	13,509	12,163	11,037	11,402	9,734	9,770	10,000
C000024800
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 15,183	12,971	12,568	14,181	12,944	11,740	10,728	11,158	9,593	9,702	10,000
C000170844
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Account Value	$ 16,263	13,789	13,268	14,854	13,454	12,116	10,988	11,347	9,686	9,741	10,000
FEDERATED INDEX: MSCI ACWI
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Account Value	$ 24,292	19,261	17,196	19,457	16,313	14,184	12,477	12,601	10,110	9,751	10,000
FEDERATED INDEX: MSCI ACWI
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Account Value	$ 24,292	19,261	17,196	19,457	16,313	14,184	12,477	12,601	10,110	9,751	10,000
FEDERATED INDEX: MSCI ACWI
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Account Value	$ 24,292	19,261	17,196	19,457	16,313	14,184	12,477	12,601	10,110	9,751	10,000
FEDERATED INDEX: MSCI ACWI
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Account Value	$ 24,292	19,261	17,196	19,457	16,313	14,184	12,477	12,601	10,110	9,751	10,000
FEDERATED INDEX: MSCI ACWI
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Account Value	$ 24,292	19,261	17,196	19,457	16,313	14,184	12,477	12,601	10,110	9,751	10,000
FEDERATED INDEX: 60% MSCI ACWI/ 40% Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	60% MSCI ACWI/40% Bloomberg Global Aggregate
Account Value	$ 17,585	15,012	13,895	16,071	14,634	12,954	11,579	11,767	10,048	9,698	10,000
FEDERATED INDEX: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,302	9,845	9,648	11,598	11,993	11,066	10,212	10,508	9,864	9,567	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,633	10,885	10,758	12,342	12,486	11,639	10,505	10,648	10,316	10,097	10,000
FEDERATED INDEX: Morningstar World Allocation Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar World Allocation Funds Average
Account Value	$ 15,185	13,171	12,682	13,760	12,329	11,818	10,878	11,251	9,805	9,571	10,000
FEDERATED INDEX: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275	10,000
FEDERATED INDEX: 60% MSCI ACWI/ 40% Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	60% MSCI ACWI/40% Bloomberg Global Aggregate
Account Value	$ 17,585	15,012	13,895	16,071	14,634	12,954	11,579	11,767	10,048	9,698	10,000
FEDERATED INDEX: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,302	9,845	9,648	11,598	11,993	11,066	10,212	10,508	9,864	9,567	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,633	10,885	10,758	12,342	12,486	11,639	10,505	10,648	10,316	10,097	10,000
FEDERATED INDEX: Morningstar World Allocation Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar World Allocation Funds Average
Account Value	$ 15,185	13,171	12,682	13,760	12,329	11,818	10,878	11,251	9,805	9,571	10,000
FEDERATED INDEX: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275	10,000
FEDERATED INDEX: 60% MSCI ACWI/ 40% Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	60% MSCI ACWI/40% Bloomberg Global Aggregate
Account Value	$ 17,585	15,012	13,895	16,071	14,634	12,954	11,579	11,767	10,048	9,698	10,000
FEDERATED INDEX: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,302	9,845	9,648	11,598	11,993	11,066	10,212	10,508	9,864	9,567	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,633	10,885	10,758	12,342	12,486	11,639	10,505	10,648	10,316	10,097	10,000
FEDERATED INDEX: Morningstar World Allocation Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar World Allocation Funds Average
Account Value	$ 15,185	13,171	12,682	13,760	12,329	11,818	10,878	11,251	9,805	9,571	10,000
FEDERATED INDEX: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275	10,000
FEDERATED INDEX: 60% MSCI ACWI/ 40% Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	60% MSCI ACWI/40% Bloomberg Global Aggregate
Account Value	$ 17,585	15,012	13,895	16,071	14,634	12,954	11,579	11,767	10,048	9,698	10,000
FEDERATED INDEX: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,302	9,845	9,648	11,598	11,993	11,066	10,212	10,508	9,864	9,567	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,633	10,885	10,758	12,342	12,486	11,639	10,505	10,648	10,316	10,097	10,000
FEDERATED INDEX: Morningstar World Allocation Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar World Allocation Funds Average
Account Value	$ 15,185	13,171	12,682	13,760	12,329	11,818	10,878	11,251	9,805	9,571	10,000
FEDERATED INDEX: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275	10,000
FEDERATED INDEX: 60% MSCI ACWI/ 40% Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	60% MSCI ACWI/40% Bloomberg Global Aggregate
Account Value	$ 17,585	15,012	13,895	16,071	14,634	12,954	11,579	11,767	10,048	9,698	10,000
FEDERATED INDEX: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,302	9,845	9,648	11,598	11,993	11,066	10,212	10,508	9,864	9,567	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,633	10,885	10,758	12,342	12,486	11,639	10,505	10,648	10,316	10,097	10,000
FEDERATED INDEX: Morningstar World Allocation Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar World Allocation Funds Average
Account Value	$ 15,185	13,171	12,682	13,760	12,329	11,818	10,878	11,251	9,805	9,571	10,000
FEDERATED INDEX: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	$ 26,142	$ 22,964	$ 25,294	$ 19,773	$ 16,834	$ 14,498	$ 13,642	$ 11,103	$ 10,275	$ 10,000